Called up share capital	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Called up share capital

15. Called up share capital

Called up share capital comprised 17,245m (December 2018: 17,133m) ordinary shares of 25p each. The increase was due to the issuance of shares under employee share schemes and the Barclays PLC Scrip Dividend Programme.

Half year ended 30.06.19	Ordinary share capital£m	Share premium£m	Total share capital and share premium£m
Opening balance	4,283	28	4,311
Movement	28	155	183
Closing balance	4,311	183	4,494